Average Annual Total Returns - Retail Class - Transamerica International Growth	A Inception Date	A Return Before Taxes 1 Year	A Return Before Taxes Since Inception	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C Since Inception	C Inception Date	I 1 Year	I Since Inception	I Inception Date	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 01, 2018	14.22%	7.03%	14.12%	5.49%	8.65%	5.15%	21.17%	9.38%	Mar. 01, 2018	21.40%	9.65%	Mar. 01, 2018	8.28%	4.96%